3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
215.981.4000
Fax 215.981.4750

Lisa D. Zeises

direct dial: 215.981.4722

zeisesl@pepperlaw.com

May 7, 2012

VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Touchstone Strategic Trust 1940 Act File No. 811-03651 1933 Act File No. 002-80859

Ladies and Gentlemen:

On behalf of Touchstone Strategic Trust (the “Trust”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectuses, dated April 12, 2012, for the Touchstone Dynamic Equity Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund, Touchstone Focused Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone U.S. Long/Short Fund and Touchstone Value Fund (the “Funds”). The 497(c) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Funds.

If you have any questions, please contact the undersigned at 215.981.4722 or John M. Ford, Esq. at 215.981.4009.

Very truly yours,
/s/ Lisa D. Zeises
Lisa D. Zeises

cc:	Joseph G. Melcher John M. Ford, Esq.